Statements of Cash Flows R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Statement of cash flows [abstract]
Net income from continuing operations	R$ 1,220	R$ 1,610	R$ 1,189
Profit from discontinued operation			367
Net income for the year	1,220	1,610	1,556
Adjustment to reconcile net income for the year to net cash flows
Deferred income tax and social contribution	40	(127)	(372)
Loss (gain) on disposal of property, plant and equipment and leasing write-off	34	(12)	71
Depreciation and amortization	990	687	1,372
Financial charges	1,827	911	785
Share of profit of associate	(44)	(47)	(27)
(Reversal of) provision for legal proceedings	(7)	(48)	77
Provision write-off assets			24
Provision for stock option	18	14	5
Provision for allowance for inventory losses and damages	418	302	13
Allowance for doubtful accounts	7	2	51
Adjustments to reconcile profit (loss)	4,503	3,292	3,555
Variations in operating assets and liabilities
Trade receivables	(313)	(85)	(155)
Inventories	(2,505)	(943)	(1,029)
Recoverable taxes	(336)	(12)	(46)
Restricted deposits for legal proceedings	63	15	(14)
Other assets	9	(69)	(10)
Trade payables, net	3,175	884	877
Payroll and related taxes	159	54	121
Related parties	196	391	(54)
Provision for legal proceedings	(49)	(49)	(41)
Taxes and social contributions payable	101	4	556
Deferred revenue	68	128	(107)
Dividends received	16	11
Other liabilities	57	25	(88)
Income tax and social contribution, paid		(374)	(67)
Cash flows from (used in) operations	641	(20)	(57)
Net cash generated by operating activities	5,144	3,272	3,498
Cash flow investment activities
Capital contribution in associates			(31)
Purchase of property, plant and equipment	(3,524)	(2,231)	(1,562)
Purchase of intangible assets	(636)	(854)	(82)
Proceeds from the sale of property, plant and equipment		3	604
Proceeds from the sale of assets held for sale	620	209
Purchase of investment property			(15)
Purchase of assets held for sale	(250)	(403)
Subsidiary spin-off			(3,687)
Net cash from corporate reorganization			(14)
Net cash used in investment activities	(3,790)	(3,276)	(4,787)
Cash flow financing activities
Capital contribution	11	27	650
Proceeds from borrowings and financing	3,959	6,090	2,852
Payment of borrowings and financing	(183)	(6,073)	(2,543)
Payment of interest on borrowings and financing	(783)	(406)	(549)
Dividends and interest on own capital paid	(168)	(148)	(489)
Payment of lease liabilities	(856)	(460)	(751)
Payment of interest on lease liabilities	(42)	(8)	(5)
Transaction with non-controlling interest			2
Net cash generated by (used in) financing activities	1,938	(978)	(793)
Net increase (decrease) in cash and cash equivalents	3,292	(982)	(2,082)
Exchange rate variation on cash and cash equivalents			588
Cash and cash equivalents at the beginning of the year	2,550	3,532	5,026
Cash and cash equivalents at the end of the year	R$ 5,842	R$ 2,550	R$ 3,532